Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Non-Current Liabilities
8. Other Non-Current Liabilities

	December 31,	December 31,
	2011	2010
	(in thousands)

Defined benefit pension obligations, net (note 9)	$4,903	$983
Acquisition consideration payable	11,903	-
Other non-current liabilities	3,232	3,676

	$20,038	$4,659